New Accounting Pronouncements	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
New Accounting Pronouncements
3. New Accounting Pronouncements

Recently Issued Accounting Pronouncements Not Yet Adopted

Current Expected Credit Losses Model. In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (“ASC 326”), authoritative guidance amending how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The guidance requires the application of a current expected credit loss model, which is a new impairment model based on expected losses. The new guidance is effective for interim and annual reporting periods beginning after December 15, 2022. The Company has not yet determined the impact of the new guidance on its consolidated financial statements and related disclosures.

No other recent accounting pronouncements were issued by FASB and the SEC that are believed by management to have a material impact on the Company’s present or future financial statements.

Recently Adopted Accounting Pronouncements

Lease Accounting. In February 2016, the FASB issued ASU 2016-02, Leases (“ASC 842”), which introduces the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases under previous ASC 840 guidance. The original guidance required application on a modified retrospective basis with the earliest period presented. In August 2018, the FASB issued ASU 2018-11, Targeted Improvements to ASC 842, which includes an option to not restate comparative periods in transition and elect to use the effective date of ASC 842, Leases, as the date of initial application of transition. We adopted this guidance as of October 1, 2019 and elected the transition method provided under ASU 2018-11. This standard has a material effect on our consolidated balance sheets with the recognition of new right of use assets and lease liabilities for all operating leases, except for those leases where we elected the short-term lease recognition exemption, as these leases have a non-cancelable lease term of approximately one year or less. Adoption of the new standard did not have a material effect on the Company’s results of operations. As of the transition date, the ROU asset and total lease liability (current and long-term) were $5,900 and $6,341, respectively.

The Company elected the package of practical expedients available under the transition provisions of the new lease standard, including (i) not reassessing whether expired or existing contracts contain leases, (ii) lease classification, and (iii) not revaluing initial direct costs for existing leases. Also, the Company elected the practical expedient which allows aggregation of non-lease components with the related lease components when evaluating accounting treatment. Lastly, the Company applied the modified retrospective adoption method, utilizing the simplified transition option available in the ASC 842, which allows entities to continue to apply the legacy guidance in ASC 840, including its disclosure requirements, in the comparative periods presented in the year of adoption. See Note 5 for further discussion of leases.

Stock Compensation. In June 2018, the FASB issued ASU 2018-07, Compensation-Stock Compensation (“ASC 718”), which simplifies the accounting for nonemployee share-based payment transactions. The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The update is effective for annual reporting periods beginning after December 15, 2018, including interim periods within those reporting periods, with early adoption permitted (but no sooner than the adoption of Topic 606). The Company adopted the new guidance as of October 1, 2019. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Current Expected Credit Losses Model. In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (“ASC 326”), authoritative guidance amending how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The guidance requires the application of a current expected credit loss model, which is a new impairment model based on expected losses. The new guidance is effective for interim and annual reporting periods beginning after December 15, 2022. The Company has not yet determined the impact of the new guidance on its consolidated financial statements and related disclosures.

No other recent accounting pronouncements were issued by FASB and the SEC that are believed by management to have a material impact on the Company’s present or future financial statements.